Investment Risks	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Investment Risks

7. Investment Risks:

The Partnerships’ investments in the Affiliated Trading Companies expose the Partnerships to various types of risks that are associated with Futures Interests trading and the markets in which the Trading Companies invest. The significant types of financial risks to which the Trading Companies are exposed are market risk, liquidity risk and counterparty credit risk.

The rapid fluctuations in the market prices of Futures Interests in which the Trading Companies invest make an investment in either of the Partnerships volatile. If a Trading Advisor incorrectly predicts the direction of prices in the Futures Interests in which it invests, large losses may occur.

Illiquidity in the markets in which the Trading Companies invest may cause less favorable trade prices. Although the Trading Advisors for each Trading Company generally will purchase and sell actively traded contracts where last trade price information and quoted prices are readily available, the prices at which a sale or purchase occur may differ from the prices expected because there may be a delay between receiving a quote and executing a trade, particularly in circumstances where a market has limited trading volume and prices are often quoted for relatively limited quantities.

The credit risk on Futures Interests arises from the potential inability of counterparties to perform under the terms of the contracts. Each Trading Company has credit risk because the commodity broker will act as the futures commission merchant or the counterparty with respect to most of each Trading Company’s assets. Each Trading Company’s exposure to credit risk associated with counterparty nonperformance is typically limited to the cash deposits with, or other form of collateral held by, the counterparty. As of December 31, 2015, approximately 61.2% of LV’s total investment exposure through its investments in the Trading Companies is futures contracts which are exchange-traded while approximately 38.8% is forward contracts which are off-exchange-traded and approximately 69.5% of Meritage’s total investment exposure through its investments in the Trading Companies is futures contracts which are exchange-traded while approximately 30.5% is forward contracts which are off-exchange-traded.